Gains and Losses Recorded in Consolidated Statement of Income related to Fair Value Hedges (Detail) (Asset And Liability Management, FAIR VALUE HEDGES, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivative Gain/(Loss) Recognized in Income	$ 137.8	$ 65.5
Available for Sale Investment Securities | Interest Rate Swap Contracts | Interest Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivative Gain/(Loss) Recognized in Income	(56.6)	(13.3)
Senior Notes and Long- Term Subordinated Debt | Interest Rate Swap Contracts | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivative Gain/(Loss) Recognized in Income	$ 194.4	$ 78.8